Fair Value	12 Months Ended
Dec. 31, 2017
Fair Value
20.	FAIR VALUE

(a)	Assets and liabilities measured at fair value on a recurring basis

Put option

The put option the Group offered to QUALCOMM as set out in Note 19 was recorded as a liability at fair value. The Group measured the fair value for the put option with the assistance of an independent valuation firm.

The put option was classified as a Level 3 liability because the Group used unobservable inputs to value it, reflecting the Group’s assessment of the assumptions market participants would use in valuing these derivatives.

The following tables set forth, by level with the fair-value hierarchy, the fair value of the Group’s financial liabilities measured on a recurring basis:

	December 31, 2016
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Put Option	—	—	$2,460	$2,460

	December 31, 2017
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Put Option	—	—	$8,970	$8,970

The following table summarizes the movement of the balances of the put option liability measured at fair value on a recurring basis using significant unobservable inputs (level 3) during years ended December 31, 2016 and 2017:

Balance as of January 1, 2016	$2,250
Change in fair value	210

Balance as of December 31, 2016	$2,460
Change in fair value	6,510

Balance as of December 31, 2017	$8,970

(b)	Assets and liabilities measured at fair value on a nonrecurring basis

The Group measured certain long-lived assets at their fair value on a nonrecurring basis as results of the impairment loss of $ nil, $ nil and $1,750 recognized during 2015, 2016 and 2017 respectively, as set out in Note 10. The fair value was determined using models with significant unobservable inputs, which were classified as Level 3 inputs, primarily the discounted future cash flow.